LEASES Q - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Cash paid in the measurement of operating lease liabilities	$ 2,874	$ 2,949